Note 4. Equity Transactions	3 Months Ended	12 Months Ended
	Oct. 31, 2012	Jul. 31, 2012
Stockholders' Equity Note Disclosure [Text Block]

NOTE 5. – COMMON STOCK

In September 2012, 116,665 shares were issued to a third-party vendor for services. These shares were valued at $23,333. For the quarter ended October 31, 2012, the Company incurred $17,499 expenses for service rendered.

On September 17, 2012, the Company sold 600,000 shares of common stock for $300,000.

Note 4.  Equity Transactions

The Company’s authorized capital stock consists of: 450,000,000 shares of common stock with a $0.00001 par value and 450,000,000 shares of preferred stock with a $0.00001 par value. As of

July 31, 2012, the Company has not issued any preferred shares.

On July 30, 2010, the Company sold 37,500,000 shares of common stock to the Company’s officer and director, Ms. Rosa Habeila Feliz Ruiz for $5,000.

On July 31, 2010, the Company sold 25,462,505 shares of common stock for $33,950.

On March 2, 2012, the Company sold 337,500 shares of common stock for $150,000 in a private placement transaction. These shares were issued pursuant to Regulation S of the Exchange Act of 1933.

On July 19, 2012, the Company sold 102,000 shares of common stock for $51,000 in a private placement transaction. These shares were sold pursuant to Regulation S of the Exchange Act of 1933.

During the year ended July 31, 2012, the Company agreed to issue 233,335 shares of common stock to a third party vendor for services. These shares were valued and recorded at their fair value of $46,667.